Other Operating Income, Net - Schedule of Other Operating Income, Net (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Other Income and Expenses [Abstract]
VAT-in super deduction	¥ 12,423		¥ 7,981	¥ 2,412
Operating Income Other	2,554		868	161
Total	¥ 14,977	$ 2,350	¥ 8,849	¥ 2,573